DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
                                200 PARK AVENUE
                              NEW YORK, NY  10166



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549


  24f-2 Notice - DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
         Registration Statement No. 33-35604 - CIK #0000865440

Gentlemen:

    On August 6, 1990, the Registration Statement of Dreyfus Pennsylvania Municipal Money Market Fund was declared effective by the SEC. The Regis-tration Statement represented the Fund's election to register an indefinite number of shares and this Notice, filed pursuant to Rule 24f-2, is for the fiscal year ended September 30, 1995.

    The following information is furnished:

    (a)   Shares registered under Securities Act
          of 1933 other than pursuant to Rule 24f(2):               None


                                                  SHARES        DOLLAR AMOUNT

    (b)   Total number of shares sold during
          fiscal year ended 9/30/95 subject
          to registration under Rule 24f-2:     277,999,412   $277,999,412

    (c)   Less shares redeemed during
          fiscal year ended 9/30/95:            280,765,588    280,765,588
                                                -------------- --------------

    Net Sales During Fiscal Year [(b) - (c)]:    ( 2,766,176)  ($  2,766,176)
                                               =============   ==============


                                   CALCULATION OF FEE

    Since the shares redeemed exceed the shares sold, no registration fee is required. An opinion of counsel is transmitted herewith.



                                                   Very truly yours,

JJP/ems

                                                   John J. Pyburn
                                                   Assistant Treasurer
cc:  Mr. J. deMichaelis, SEC
     Ms. R. McLaughlin, E&Y